Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Summary Of Deferred Tax Assets And Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows (in thousands):

	2014	2013
Deferred tax assets:
Previously securitized loans	$4,703	$5,166
Allowance for loan losses	7,413	7,566
Deferred compensation payable	3,966	3,774
Underfunded pension liability	3,113	1,675
Accrued expenses	2,451	2,830
Impaired assets	1,172	1,028
Impaired securities losses	8,377	9,519
Unrealized securities losses	—	1,230
Intangible assets	4,946	8,081
Other	3,292	3,109
Total Deferred Tax Assets	39,433	43,978
Deferred tax liabilities:
Unrealized securities gains	741	—
Other	1,926	1,813
Total Deferred Tax Liabilities	2,667	1,813
Net Deferred Tax Assets	$36,766	$42,165

Summary Of Income Tax Expense
Significant components of the provision for income taxes are as follows (in thousands):

	2014	2013	2012
Current:
Federal	$20,629	$18,808	$15,509
State	(943)	1,781	2,259
Total current tax expense	19,686	20,589	17,768

Total deferred tax expense (benefit)	4,585	4,686	2,530
Income tax expense	$24,271	$25,275	$20,298

Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate
A reconciliation of the significant differences between the federal statutory income tax rate and the Company’s effective income tax rate is as follows (in thousands):

	2014	2013	2012

Computed federal taxes at statutory rate	$27,031	$25,722	$20,735
State income taxes, net of federal tax benefit	(482)	1,982	1,591
Tax effects of:
Tax-exempt interest income	(500)	(616)	(712)
Bank-owned life insurance	(1,074)	(1,187)	(1,044)
Tax reserve adjustment	—	24	8
Other items, net	(704)	(650)	(280)
Income tax expense	$24,271	$25,275	$20,298

Reconciliation Of The Unrecognized Tax Benefits Rollforward
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows (in thousands):

	2014	2013

Beginning balance	$4,717	$4,376
Additions for current year tax positions	486	341
Additions for prior year tax positions	—	—
Decreases for prior year tax positions	—	—
Decreases for settlements with tax authorities	—	—
Decreases related to lapse of applicable statute of limitation	(2,805)	—
Ending balance	$2,398	$4,717